STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ (305)	$ 338	$ 747
Adjustments to reconcile net income to net cash provided by (used in) operating activities (Appendix)	(2)	(323)	226
Net cash provided by (used in) continuing operating activities	(307)	15	973
Cash flows from investing activities:
Sale (purchase) of property and equipment		42	(9)
Net cash provided by (used in) investing activities		42	(9)
Cash flows from financing activities:
Dividend paid	(270)
Net cash used in financing activities	(270)
Increase (Decrease) in cash and cash equivalents	(577)	57	964
Cash and cash equivalents at beginning of year	5,378	5,321	4,357
Cash and cash equivalents at end of year	4,801	5,378	5,321
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3	3	21
Capital loss from sale of fixed assets		17
Increase (decrease) in accrued severance pay, net		(290)	15
Decrease (increase) in assets:
Trade accounts receivable		39	53
Other receivables and prepaid expenses	22	(16)	328
Inventories		140	(40)
Increase (decrease) in liabilities:
Trade accounts payable	(1)	(29)	(72)
Other payables and accrued expenses	(26)	(187)	(79)
Adjustments to reconcile net loss to net cash used in operating activities	$ (2)	$ (323)	$ 226